AMORTIZING INTANGIBLE ASSETS AND UNFAVORABLE GAS GATHERING CONTRACT - Estimated Aggregate Annual Amortization Expected to be Recognized (Details) $ in Thousands	Mar. 31, 2017 USD ($)
Intangible assets
2017	$ 31,531
2018	41,349
2019	41,180
2020	43,429
2021	41,655
Unfavorable gas gathering contract
2017	1,618
2018	1,888
2019	0
2020	0
2021	$ 0